Financial Instruments - Categories of Financial Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financial assets
Financial assets at amortized cost	¥ 1,369,469	$ 209,880	¥ 1,654,942
Financial liabilities
Financial liabilities at amortized cost	¥ 1,039,652	$ 159,334	¥ 968,969